UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

            Investment Company Act file number 811-07288

Franklin Strategic Mortgage Portfolio

(Exact name of registrant as specified in charter)

One Franklin Parkway
, San Mateo, CA  94403-1906

(Address of principal executive offices)           (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:_650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 9/30/20

Item 1. Reports to Stockholders.

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Strategic
Mortgage Portfolio
September 30, 2020
Sign up for electronic delivery at franklintempleton.com/edelivery

Internet Delivery of Fund Reports Unless You Request Paper Copies : Effective January 1,
2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary.
Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.
You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling
(800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Not part of the annual report
1
Shareholder Letter
Dear Shareholder:
During the 12 months ended September 30, 2020, the
U.S. economy grew moderately through the end of 2019
amid concerns about trade, but it contracted in 2020’s first and second quarters in response to the novel coronavirus
(COVID-19) pandemic. The U.S. Federal Reserve (Fed),
having lowered the federal funds rate twice earlier in 2019
amid global trade tensions, lowered the rate by 0.25% at its
October 2019 meeting and then held it unchanged through
February 2020. However, given larger economic risks posed
by COVID-19, the Federal Reserve lowered its key rate
by 0.50% on March 3 and further by 1.00% on March 15,
decreasing the rate during the period from 2.00% to 0.25%.
The Federal Reserve also announced broad quantitative
easing measures to support credit markets and adjusted its
policy in August 2020 to allow more flexibility to keep interest rates low, while maintaining a 2% average inflation target.
The 10-year U.S. Treasury yield was 1.68% on September
30, 2019, and it decreased to 0.69% by the end of
September 2020. In this environment, investment-grade
bonds, as measured by the Bloomberg Barclays U.S.
Aggregate Bond Index, posted a +6.98% return.

We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
We believe active, professional investment management
serves investors well. We also recognize the important
role of financial advisors in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well-positioned for the years ahead.
Franklin Strategic Mortgage Portfolio’s annual report
includes more detail about prevailing conditions and a
discussion about investment decisions during the period.
Please remember all securities markets fluctuate, as do
mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your investment needs in the years ahead.
Sincerely,
Sonal Desai, Ph.D.
Executive Vice President, Chief Investment Officer
Franklin Templeton Fixed Income
This letter reflects our analysis and opinions as of
September 30, 2020 , unless otherwise indicated. The
information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions.
See www.franklintempletondatasources.com for additional data provider information.

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Annual Report

Contents
Annual Report
Franklin Strategic Mortgage Portfolio
................
3
Performance Summary
...........................
6
Your Fund’s Expenses
............................
9
Financial Highlights and Statement of Investments
....
10
Financial Statements
.............................
21
Notes to Financial Statements
.....................
25
Report of Independent Registered
Public Accounting Firm
............................
34
Tax Information
..................................
35
Board Members and Officers
.......................
36
Shareholder Information
..........................
41
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Annual Report
ANNUAL REPORT
Franklin Strategic Mortgage Portfolio
This annual report for Franklin Strategic Mortgage Portfolio covers the fiscal year ended September 30, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks high total return (a combination of high
current income and capital appreciation) relative to the
performance of the general mortgage securities market
by investing at least 80% of its net assets in a portfolio
of mortgage securities. The Fund invests substantially in
mortgage securities that are issued or guaranteed by the
U.S. government, its agencies or instrumentalities, which
include mortgage pass-through securities representing
interests in “pools” of mortgage loans issued or guaranteed
by the Government National Mortgage Association (Ginnie
Mae), Fannie Mae and Freddie Mac.
1
Performance Overview
For the 12 months ended September 30, 2020, the Fund’s
Class A shares posted a +3.05% total return. In comparison,
the Fund’s primary benchmark, the Bloomberg Barclays U.S.
Mortgage-Backed Securities (MBS) Fixed Rate Index, which
measures the performance of investment-grade fixed-rate
mortgage-backed pass-through securities of Ginnie Mae,
Fannie Mae and Freddie Mac, posted a +4.36% total return.
2
In comparison, the Fund’s secondary benchmark, the FTSE
U.S. Broad Investment-Grade Mortgage Index, which tracks
the performance of 30- and 15-year Ginnie Mae, Fannie
Mae and Freddie Mac securities, as well as Fannie Mae
and Freddie Mac balloon mortgages, posted a +4.48% total
return.
2
You can find the Fund’s long-term performance data
in the Performance Summary beginning on page 6.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
The U.S. bond market, as measured by the Bloomberg
Barclays U.S. Aggregate Bond Index, advanced during
the 12-month period. Before the acceleration of the novel
coronavirus (COVID-19) outbreak in February 2020, prices
for most U.S. bonds rose, and their yields declined, driven by low inflation, interest-rate cuts and strong demand for yield.
In late February, the U.S. bond market began to anticipate
the adverse economic impact of shutdowns and social
distancing measures. Higher-quality, longer-term bonds
rallied, while riskier, lower-rated corporate bonds declined sharply, reflecting a reversal in many investors’ appetite for risk. Aggressive U.S. Federal Reserve (Fed) action along
with phased business re-openings led to a recovery in the
corporate bond market beginning at the end of March.
However, yields on most bonds rose in August, fueled by a
change in long-standing inflation policy at the Fed.
After reducing the federal funds target rate in late 2019 to a range of 1.50%–1.75%, the Fed enacted two emergency
rate cuts in March 2020, further lowering the federal funds
target rate to a range of 0.00%–0.25%. In addition, the
Fed announced unlimited, open-ended purchasing of
government-backed and corporate bonds to help keep
markets functioning. In August 2020, the Fed announced
that future interest rates would remain low, even if
inflation persistently exceeded the Fed’s 2% target. The
announcement was a major change in inflation policy that
affirmed the Fed’s commitment to providing economic
stimulus.
Portfolio Composition
9/30/20
% of Total
Investments
Mortgage-Backed Securities 59.1%
Commercial Mortgage-Backed Securities 9.6%
Asset-Backed Securities 4.1%
U.S. Government and Agency Securities 0.6%
Corporate Bonds 0.1%
Short-Term Investments 26.5%
1. Guarantees of timely payment of principal and interest do not apply to the market prices and yield of the security or to the net asset value or performance of the Fund.
Ginnie Mae pass-through securities are backed by the full faith and credit of the U.S. government. Although U.S. government-sponsored entities, such as Fannie Mae and
Freddie Mac, may be chartered or sponsored by acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury. Please refer to the Fund’s pro-
spectus for a detailed discussion regarding various levels of credit support for government agency or instrumentality securities.
2. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
15
.

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Annual Report
U.S. Treasury bonds, as measured by the Bloomberg
Barclays U.S. Treasury Index, rose during the reporting
period. Bond purchasing by the Fed and robust demand
for investments perceived as safe drove the U.S. Treasury
market higher despite the widening U.S. federal budget
deficit and a massive increase in issuance.
U.S. corporate bond performance varied based on credit
rating, as investors became concerned about the potential
credit downgrades of many companies. Investment-
grade corporate bonds, as represented by the Bloomberg
Barclays U.S. Corporate Bond Index, posted solid returns.
Returns for high-yield corporate bonds, as represented by
the Bloomberg Barclays U.S. Corporate High Yield Bond
Index, were more muted, due in part to concerns about the
sustainability of the economic recovery.
Investment Strategy
Under normal market conditions, we invest at least 80%
of the Fund’s net assets in mortgage securities. The Fund
invests substantially in mortgage securities that are issued or guaranteed by the U.S. government, its agencies or
instrumentalities, which include mortgage pass-through
securities representing interests in “pools” of mortgage
loans issued or guaranteed by Ginnie Mae, Fannie Mae
and Freddie Mac.
1
These securities may be fixed-rate or
adjustable-rate mortgage securities (ARMS). The Fund
may purchase or sell mortgage securities on a delayed
delivery or forward commitment basis through the “to-be-
announced” (TBA) market. We may also invest in other types
of mortgage securities that may be issued by private issuers, including, but not limited to, certain ARMS, commercial
mortgage-backed securities (CMBS), non-agency residential
mortgage-backed securities (RMBS), credit risk transfer
securities, home equity loan asset-backed securities (HELs), manufactured housing asset-backed securities (MHs) and
collateralized mortgage obligations (CMOs), as well as in
other mortgage-related asset-backed securities. The Fund
also may invest in U.S. Treasury securities. The Fund may
invest up to 15% of its net assets in foreign securities, which may include non-U.S. dollar denominated foreign mortgage
securities. In addition, the Fund may invest up to 20% of
its net assets in high-yield, lower-quality securities rated, at the time of purchase, below BBB by Standard & Poor’s, or
Baa by Moody’s, respectively, or, if unrated, deemed to be
of comparable quality by the investment manager. The Fund
may also invest up to 33% of its gross assets in mortgage
dollar rolls. The Fund may invest a small portion of its assets directly in whole mortgage loans.
Manager’s Discussion
For the Bloomberg Barclays indexes in which the Fund
invests, all sectors posted positive total returns over the
12-month period. Interest-rates generally were rangebound
for the first half of the reporting period but ended the period significantly lower across the yield curve. As the seriousness of the COVID-19 pandemic became increasingly apparent
over the first quarter of 2020, risk aversion and volatility in financial markets rose sharply and U.S. Treasuries rallied.
The 10-year Treasury declined 99 basis points (bps) over the
12-months, ending the period at 0.69%. Securitized sectors
posted positive total returns over the period and with the
exception of CMBS, outperformed U.S. Treasuries.
Within the MBS sector, Fannie Mae (FNMA) MBS was the
best performer, followed by Freddie Mac (FHLMC) MBS
and Ginnie Mae (GNMA) MBS. Conventional 15-year
MBS generally outperformed their 30-year counterparts.
Furthermore, the conventional 30-year MBS sector
underperformed comparable FHLMC and GNMA MBS on an
excess return basis. Across the conventional coupon stack,
2.0%, 2.5% and 4.5% coupons were the best performers
while 3.0%, and 3.5% coupons lagged.
The U.S. housing sector was fundamentally sound coming
into the most recent economic downturn and it is our
expectation that current supply and demand forces remain
supportive of the sector. U.S. housing market activity
continued at a brisk pace in August 2020, as COVID-
19’s pent-up demand fueled by historically low mortgage
interest rates met with a dwindling supply. New and existing home sales continued to grow in August 2020 and were
significantly higher than 2019 levels. Pending home sales
also hit an all-time high. Measures of future housing activity including building permits and new housing starts showed
some signs of weakening. In terms of home prices, the S&P
CoreLogic Case-Shiller 20-City survey recorded that home
prices increased 0.6% in July 2020, and 4.0% from the year
prior. Similarly, the Federal Housing Financing Authority
reported home prices were up 6.5% over the 12-month
period. Prepayment risk remained elevated with mortgage
rates near record lows. While prepayments have increased
year-to-date, overall prepayment activity has been somewhat
constrained due to elevated primary and secondary market
spreads. As the economy recovers, we expect prepayments
to rise with currently 79% of the agency MBS universe
having an incentive to refinance at current rates. Additionally, if the primary/secondary spreads were to normalize to
historical averages, 99% of the mortgages in the universe
would have an incentive to be refinanced. An increase in
forbearance requests starting in March 2020, contributed to
higher involuntary prepayments and an increase in overall

Franklin Strategic Mortgage Portfolio

franklintempleton.com
Annual Report
prepayment speeds. However, forbearance requests have
declined recently, which could lead to lower involuntary
prepayments in the coming months.
Through the end of September 2020, the Fed had purchased
over $1.1 trillion of agency MBS. Their sizable purchases of agency MBS will continue to support the market, potentially
limiting spread widening and keeping spreads rangebound,
which would benefit lower coupons and their mortgage dollar
rolls.
In terms of our sector allocation, we maintained our largest allocations in fixed-rate agency MBS, but are underweight
the sector relative to the benchmark. The elevated
prepayment risk, combined with yield spreads near their
long-term averages, led us to retain our neutral view of
the asset class. While we remain neutral, we believe there
is room to add MBS on market dips, and the asset class
continues to provide good carry and can benefit from
crossover buying. Within the agency MBS sector, we favored
conventional sectors over GNMA MBS and increased our
allocation to FNMA 2.5% coupon securities and reduced
our exposure to FHLMC 3.5% and GNMA II 3.5% MBS. The
portfolio’s heaviest mortgage allocations were in FNMA 3.0%
and 3.5% coupons.
We pared exposure over the period but maintained an
overweight allocation to non-agency RMBS as we still expect
to provide strong risk-adjusted returns, but from a broader
perspective the potential economic headwinds and generally
supportive valuations balance each other out. We expect
issuance in RMBS to remain light for 2020, particularly in
seasoned credit risk transfers (CRTs). Overall spreads in
the sector have recovered 80%–95% since the wide’s seen
in March 2020, but early fixed severity deals, which did not contain natural disaster language have only recovered 60%
from its widest in mid-May 2020. Our positioning is weighted to seasoned CRTs, followed by reperforming loans, 2.0
prime jumbo, single-family rental and legacy securities. We
anticipate 2016 CRT cohorts to provide the highest risk-
adjusted return potential.
We reduced allocation to CMBS and continue to remain
bearish on the sector as the downside risks outweigh the
upside potential and are positioned up the capital structure in
CMBS transactions with solid credit fundamentals.
Sector allocation to agency MBS was the top contributor to
performance and security selection within the sector. CMBS
also benefitted performance. In contrast, our positions in
non-agency residential MBS and adjustable-rate mortgage
securities detracted from results. Our duration positioning
detracted from relative performance as interest-rate
movements hurt the portfolio.
Thank you for your continued participation in Franklin
Strategic Mortgage Portfolio. We look forward to serving your future investment needs.
Sincerely,
Neil Dhruv
Co-Lead Portfolio Manager
David Yuen, CFA, FRM
Co-Lead Portfolio Manager
Paul Varunok
Co-Lead Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of September 30, 2020, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of September 30, 2020
Franklin Strategic Mortgage Portfolio

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 9/30/20
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
1-Year +3.05% -0.81%
5-Year +12.71% +1.64%
10-Year +40.90% +3.09%
Advisor

1-Year +3.30% +3.30%
5-Year +14.12% +2.68%
10-Year +44.30% +3.74%
30-Day Standardized Yield
8
Share Class
Distribution
Rate
7
(with fee
waiver)
(without fee
waiver)
A 1.45% 1.25% 0.99%
Advisor 1.76% 1.55% 1.28%
See page 8 for Performance Summary footnotes.

Franklin Strategic Mortgage Portfolio
Performance Summary

franklintempleton.com
Annual Report
See page 8 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A (10/1/10– 9/30/20 )
Advisor Class ( 10/1/10 – 9/30/20 )

Franklin Strategic Mortgage Portfolio
Performance Summary

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Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The Fund’s share price and yield will be affected by interest rate movements and mortgage prepayments. During periods of declining interest rates, principal prepayments tend to increase as borrowers refinance their mortgages at lower rates; therefore the Fund may be forced to reinvest returned principal at lower interest rates, reducing income. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund may be affected by issuers that fail to make interest payments and repay principal when due. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Unex-
pected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disrup-
tions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 1/31/21. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Performance quotations for Class A shares reflect the following methods of calculation: (a) For periods prior to 2/1/12, a restated figure is used based on Class A1 perfor-
mance and including the Class A Rule 12b-1 fee, and (b) for periods after 2/1/12, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Effective 2/1/12, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 fee. Performance quotations for this class reflect the fol-
lowing methods of calculation: (a) For periods prior to 2/1/12, a restated figure is used based on the Fund’s oldest share class, Class A1, excluding the effect of its maximum initial sales charge; and (b) for periods after 2/1/12, actual Advisor Class performance is used, reflecting all charges and fees applicable to that class.
7. Distribution rate is based on an annualization of the sum of distributions per share for the 30 days of September and the maximum offering price (NAV for Advisor Class) on
9/30/20.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Source: Morningstar. The Bloomberg Barclays U.S. MBS Fixed Rate Index is the fixed-rate component of the Bloomberg Barclays U.S. MBS Index and includes the agency mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC). The FTSE USBIG Mortgage Index comprises 30-
and 15-year GNMA, FNMA and FHLMC securities, as well as FNMA and FHLMC balloon mortgages, and is reconstituted each month to reflect new issuance and principal pay-downs.
10. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(10/1/19–9/30/20)
Share Class
Net Investment
Income
A $0.218192
A1 $0.241406
C $0.181452
R6 $0.253131
Advisor $0.240784
Total Annual Operating Expenses
10
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.01% 1.25%
Advisor 0.76% 1.00%

Your Fund’s Expenses
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Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 4/1/20
Ending
Account
Value 9/30/20
Expenses
Paid During
Period
4/1/20–9/30/20
1,2
Ending
Account
Value 9/30/20
Expenses
Paid During
Period
4/1/20–9/30/20
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,020.81 $5.05 $1,020.00 $5.05 1.00%
A1 $1,000 $1,022.05 $3.80 $1,021.24 $3.80 0.75%
C $1,000 $1,018.80 $7.08 $1,017.99 $7.07 1.40%
R6 $1,000 $1,022.78 $2.68 $1,022.35 $2.68 0.62%
Advisor $1,000 $1,022.06 $3.81 $1,021.23 $3.81 0.75%

Franklin Strategic Mortgage Portfolio
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.25 $8.93 $9.34 $9.57 $9.49
Income from investment operations
a
:
Net investment income .......................... 0.188 0.267 0.243
b
0.147 0.144
Net realized and unrealized gains (losses) ........... 0.090 0.355 (0.359) (0.106) 0.135
Total from investment operations .................... 0.278 0.622 (0.116) 0.041 0.279
Less distributions from:
Net investment income .......................... (0.218) (0.302) (0.294) (0.267) (0.199)
Tax return of capital ............................ — — — (0.004) —
Total distributions ............................... (0.218) (0.302) (0.294) (0.271) (0.199)
Net asset value, end of year ....................... $9.31 $9.25 $8.93 $9.34 $9.57
Total return
c
................................... 3.05% 7.08% (1.25)% 0.45% 2.98%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.31% 1.24% 1.21% 1.17% 1.00%
Expenses net of waiver and payments by affiliates
d
...... 1.00% 1.00% 1.06% 1.16% 0.99%
Net investment income ........................... 1.85% 2.93% 2.67% 1.82% 1.47%
Supplemental data
Net assets, end of year (000’s) ..................... $24,153 $18,313 $16,303 $21,143 $34,191
Portfolio turnover rate ............................ 249.94% 223.36% 243.65% 244.09% 551.77%
Portfolio turnover rate excluding mortgage dollar rolls
e
.... 187.45% 139.83% 153.69% 111.62% 185.40%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
See Note 1(d) regarding mortgage dollar rolls.

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The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2020 2019 2018 2017 2016
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.25 $8.94 $9.35 $9.58 $9.49
Income from investment operations
a
:
Net investment income .......................... 0.191 0.285 0.268
b
0.177 0.160
Net realized and unrealized gains (losses) ........... 0.110 0.349 (0.360) (0.113) 0.153
Total from investment operations .................... 0.301 0.634 (0.092) 0.064 0.313
Less distributions from:
Net investment income .......................... (0.241) (0.324) (0.318) (0.289) (0.223)
Tax return of capital ............................ — — — (0.005) —
Total distributions ............................... (0.241) (0.324) (0.318) (0.294) (0.223)
Net asset value, end of year ....................... $9.31 $9.25 $8.94 $9.35 $9.58
Total return
c
................................... 3.30% 7.22% (1.00)% 0.70% 3.34%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.05% 0.99% 0.96% 0.92% 0.75%
Expenses net of waiver and payments by affiliates
d
...... 0.75% 0.75% 0.81% 0.91% 0.74%
Net investment income ........................... 2.14% 3.18% 2.92% 2.07% 1.72%
Supplemental data
Net assets, end of year (000’s) ..................... $27,530 $29,286 $32,802 $40,844 $53,432
Portfolio turnover rate ............................ 249.94% 223.36% 243.65% 244.09% 551.77%
Portfolio turnover rate excluding mortgage dollar rolls
e
.... 187.45% 139.83% 153.69% 111.62% 185.40%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
See Note 1(d) regarding mortgage dollar rolls.

Franklin Strategic Mortgage Portfolio
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Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.25 $8.93 $9.34 $9.57 $9.49
Income from investment operations
a
:
Net investment income .......................... 0.138 0.230 0.207
b
0.112 0.112
Net realized and unrealized gains (losses) ........... 0.103 0.355 (0.359) (0.109) 0.130
Total from investment operations .................... 0.241 0.585 (0.152) 0.003 0.242
Less distributions from:
Net investment income .......................... (0.181) (0.265) (0.258) (0.229) (0.162)
Tax return of capital ............................ — — — (0.004) —
Total distributions ............................... (0.181) (0.265) (0.258) (0.233) (0.162)
Net asset value, end of year ....................... $9.31 $9.25 $8.93 $9.34 $9.57
Total return
c
................................... 2.64% 6.65% (1.64)% 0.06% 2.57%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.70% 1.64% 1.61% 1.57% 1.40%
Expenses net of waiver and payments by affiliates
d
...... 1.40% 1.40% 1.46% 1.56% 1.39%
Net investment income ........................... 1.47% 2.53% 2.27% 1.42% 1.07%
Supplemental data
Net assets, end of year (000’s) ..................... $3,960 $3,843 $4,513 $6,308 $9,468
Portfolio turnover rate ............................ 249.94% 223.36% 243.65% 244.09% 551.77%
Portfolio turnover rate excluding mortgage dollar rolls
e
.... 187.45% 139.83% 153.69% 111.62% 185.40%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
See Note 1(d) regarding mortgage dollar rolls.

Franklin Strategic Mortgage Portfolio
Financial Highlights
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The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30, Period Ended
September 30,
2017
a
2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $9.24 $8.92 $9.33 $9.38
Income from investment operations
b
:
Net investment income ....................................... 0.222 0.296 0.282
c
0.003
Net realized and unrealized gains (losses) ........................ 0.081 0.360 (0.363) (0.002)
Total from investment operations ................................. 0.303 0.656 (0.081) 0.001
Less distributions from:
Net investment income ....................................... (0.253) (0.336) (0.329) (0.050)
Tax return of capital ......................................... — — — (0.001)
Total distributions ............................................ (0.253) (0.336) (0.329) (0.051)
Net asset value, end of year .................................... $9.29 $9.24 $8.92 $9.33
Total return
d
................................................ 3.33% 7.49% (0.87)% 0.01%
Ratios to average net assets
Expenses before waiver and payments by affiliates ................... 1.07% 1.00% 1.01% 1.83%
Expenses net of waiver and payments by affiliates
e
................... 0.62% 0.62% 0.69% 0.75%
Net investment income ........................................ 2.17% 3.31% 3.04% 2.23%
Supplemental data
Net assets, end of year (000’s) .................................. $559 $383 $432 $5
Portfolio turnover rate ......................................... 249.94% 223.36% 243.65% 244.09%
Portfolio turnover rate excluding mortgage dollar rolls
f
................. 187.45% 139.83% 153.69% 111.62%
a
For the period August 1, 2017 (effective date) to September 30, 2017.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
See Note 1(d) regarding mortgage dollar rolls.

Franklin Strategic Mortgage Portfolio
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Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.24 $8.93 $9.33 $9.57 $9.48
Income from investment operations
a
:
Net investment income .......................... 0.192 0.284 0.268
b
0.187 0.146
Net realized and unrealized gains (losses) ........... 0.109 0.350 (0.351) (0.133) 0.166
Total from investment operations .................... 0.301 0.634 (0.083) 0.054 0.312
Less distributions from:
Net investment income .......................... (0.241) (0.324) (0.317) (0.289) (0.222)
Tax return of capital ............................ — — — (0.005) —
Total distributions ............................... (0.241) (0.324) (0.317) (0.294) (0.222)
Net asset value, end of year ....................... $9.30 $9.24 $8.93 $9.33 $9.57
Total return .................................... 3.30% 7.23% (1.00)% 0.70% 3.34%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.05% 0.99% 0.96% 0.92% 0.75%
Expenses net of waiver and payments by affiliates
c
...... 0.75% 0.75% 0.81% 0.91% 0.74%
Net investment income ........................... 2.14% 3.18% 2.92% 2.07% 1.72%
Supplemental data
Net assets, end of year (000’s) ..................... $9,609 $10,907 $6,574 $7,632 $8,264
Portfolio turnover rate ............................ 249.94% 223.36% 243.65% 244.09% 551.77%
Portfolio turnover rate excluding mortgage dollar rolls
d
.... 187.45% 139.83% 153.69% 111.62% 185.40%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
See Note 1(d) regarding mortgage dollar rolls.

Franklin Strategic Mortgage Portfolio
Statement of Investments, September 30, 2020
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.2%
Equity Real Estate Investment Trusts (REITs) 0.2%
American Homes 4 Rent LP , Senior Note , 4.25% , 2/15/28 .....................
$ 100,000 $ 113,435
Insurance 0.0%
†
a,b
Ambac Assurance Corp. , Sub. Bond , 144A , 5.1% , Perpetual ................... 237 325
b,c
Ambac LSNI LLC , Senior Note , 144A , FRN , 6.45% , ( 3-month USD LIBOR + 5% ),
2/12/23 ......................................................... 873 874
1,199
Total Corporate Bonds (Cost $100,667) ........................................
114,634
U.S. Government and Agency Securities 0.9%
U.S. Treasury Bonds ,
4.75%, 2/15/37 ................................................... 225,000 354,595
4.25%, 11/15/40 ................................................... 131,000 203,423
Total U.S. Government and Agency Securities (Cost $469,416) ....................
558,018
Asset-Backed Securities 5.3%
Diversified Financial Services 4.9%
b
American Homes 4 Rent Trust , 2015-SFR1 , A , 144A , 3.467% , 4/17/52 ...........
145,067 155,352
b
CF Hippolyta LLC , 2020-1 , A1 , 144A , 1.69% , 7/15/60 ........................
120,000 121,675
d
CWABS, Inc. , 2004-1 , M1 , FRN , 0.898% , ( 1-month USD LIBOR + 0.75% ), 3/25/34 ..
34,063 33,962
b,d
Invitation Homes Trust , 2018-SFR4 , A , 144A , FRN , 1.251% , ( 1-month USD LIBOR +
1.1% ), 1/17/38 .................................................... 180,218 180,842
b,e
Mill City Mortgage Loan Trust ,
2016-1, A1, 144A, FRN, 2.5%, 4/25/57 .................................. 48,730 49,418
2018-2, A1, 144A, FRN, 3.5%, 5/25/58 .................................. 147,912 154,472
2018-1, A1, 144A, FRN, 3.25%, 5/25/62 ................................. 104,785 109,457
2018-4, A1B, 144A, FRN, 3.5%, 4/25/66 ................................. 176,156 187,390
b
Progress Residential Trust , 2018-SFR2 , A , 144A , 3.712% , 8/17/35 ..............
200,000 205,634
e
RASC Trust , 2004-KS8 , AI6 , FRN , 4.79% , 9/25/34 ...........................
96 96
b
Towd Point Mortgage Trust ,
e
2015-2, 1A12, 144A, FRN, 2.75%, 11/25/60 .............................. 99,341 100,550
e
2016-1, A1, 144A, FRN, 3.5%, 2/25/55 .................................. 73,560 74,910
e
2016-3, A1, 144A, FRN, 2.25%, 4/25/56 ................................. 102,886 104,320
e
2016-4, A1, 144A, FRN, 2.25%, 7/25/56 ................................. 119,318 121,293
e
2016-5, A1, 144A, FRN, 2.5%, 10/25/56 ................................. 237,957 243,424
e
2017-1, A1, 144A, FRN, 2.75%, 10/25/56 ................................ 188,996 193,938
d
2017-5, A1, 144A, FRN, 0.748%, (1-month USD LIBOR + 0.6%), 2/25/57 ........ 53,125 53,053
e
2017-2, A1, 144A, FRN, 2.75%, 4/25/57 ................................. 49,929 51,388
e
2017-4, A1, 144A, FRN, 2.75%, 6/25/57 ................................. 219,193 227,553
e
2018-1, A1, 144A, FRN, 3%, 1/25/58 ................................... 59,634 62,274
e
2018-2, A1, 144A, FRN, 3.25%, 3/25/58 ................................. 130,160 136,872
e
2019-1, A1, 144A, FRN, 3.75%, 3/25/58 ................................. 224,608 243,601
e
2018-6, A1A, 144A, FRN, 3.75%, 3/25/58 ................................ 109,786 116,363
e
2018-5, A1A, 144A, FRN, 3.25%, 7/25/58 ................................ 69,113 72,975
e
2015-3, A1B, 144A, FRN, 3%, 3/25/54 .................................. 32,590 32,864
e
2017-1, A2, 144A, FRN, 3.5%, 10/25/56 ................................. 165,000 178,102
3,211,778
a a a a a
Thrifts & Mortgage Finance 0.4%
e
Conseco Finance Corp. ,
1998-4, A7, FRN, 6.87%, 4/01/30 ...................................... 23,201 23,828
1998-6, A8, FRN, 6.66%, 6/01/30 ...................................... 33,476 34,017

Franklin Strategic Mortgage Portfolio
Statement of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Asset-Backed Securities
(continued)
Thrifts & Mortgage Finance (continued)
e
Conseco Finance Securitizations Corp. , 2002-2 , M1 , FRN , 7.424% , 3/01/33 .......
$ 211,829 $ 223,605
281,450
a a a a a
Total Asset-Backed Securities (Cost $3,382,160) ................................
3,493,228
Commercial Mortgage-Backed Securities 12.5%
Capital Markets 0.1%
d
Merrill Lynch Mortgage Investors Trust , 2003-A , 1A , FRN , 0.888% , ( 1-month USD
LIBOR + 0.74% ), 3/25/28 ............................................ 68,734 66,892
Diversified Financial Services 3.7%
d
American Home Mortgage Investment Trust , 2005-1 , 6A , FRN , 2.314% , ( 6-month USD
LIBOR + 2% ), 6/25/45 .............................................. 64,319 65,030
b,f
Anthracite Ltd. , 2004-HY1A , E , 144A , 7.147% , 6/20/41 .......................
1,598,000 24
b,d
Bellemeade Re Ltd. , 2018-1A , M1B , 144A , FRN , 1.748% , ( 1-month USD LIBOR +
1.6% ), 4/25/28 .................................................... 63,472 62,883
b
BRAVO Residential Funding Trust ,
2019-1, A1C, 144A, 3.5%, 3/25/58 ..................................... 94,438 97,910
e
2019-2, A3, 144A, FRN, 3.5%, 10/25/44 ................................. 117,167 124,303
b,d
BX Commercial Mortgage Trust ,
2018-IND, A, 144A, FRN, 0.902%, (1-month USD LIBOR + 0.75%), 11/15/35 ..... 55,222 55,323
2019-XL, A, 144A, FRN, 1.072%, (1-month USD LIBOR + 0.92%), 10/15/36 ...... 161,381 161,719
2020-BXLP, A, 144A, FRN, 0.952%, (1-month USD LIBOR + 0.8%), 12/15/36 ..... 199,817 200,079
b
CIM Trust ,
e
2019-INV1, A1, 144A, FRN, 4%, 2/25/49 ................................ 103,075 106,689
d
2019-INV2, A11, 144A, FRN, 1.125%, (1-month USD LIBOR + 0.95%), 5/25/49 ... 249,423 249,704
e
2019-INV2, A3, 144A, FRN, 4%, 5/25/49 ................................ 157,136 163,073
e
2018-INV1, A4, 144A, FRN, 4%, 8/25/48 ................................ 95,355 98,958
b,e
Citigroup Mortgage Loan Trust , 2013-A , A , 144A , FRN , 3% , 5/25/42 .............
10,059 9,661
e
Commercial Mortgage Trust , 2006-GG7 , AJ , FRN , 5.655% , 7/10/38 ..............
45,345 39,948
b,e
CSMC Trust , 2014-OAK1 , 1A1 , 144A , FRN , 3% , 11/25/29 .....................
75,170 77,559
b,e
Flagstar Mortgage Trust , 2018-6RR , 1A3 , 144A , FRN , 4% , 10/25/48 .............
56,787 57,526
e
GE Commercial Mortgage Corp. Trust , 2007-C1 , AM , FRN , 5.606% , 12/10/49 ......
59,561 32,786
b,e
J.P. Morgan Mortgage Trust , 2013-3 , A3 , 144A , FRN , 3.373% , 7/25/43 ...........
148,352 157,492
b,d
OBX Trust , 2018-1 , A2 , 144A , FRN , 0.798% , ( 1-month USD LIBOR + 0.65% ), 6/25/57
66,641 66,708
b,e
Provident Funding Mortgage Trust ,
2019-1, A3, 144A, FRN, 3%, 12/25/49 .................................. 79,058 80,364
2020-1, A3, 144A, FRN, 3%, 2/25/50 ................................... 83,732 85,491
b,d
Radnor Re Ltd. , 2018-1 , M1 , 144A , FRN , 1.548% , ( 1-month USD LIBOR + 1.4% ),
3/25/28 ......................................................... 5,888 5,884
b,e
Sequoia Mortgage Trust , 2016-2 , A4 , 144A , FRN , 3.5% , 8/25/46 ................
157,521 159,881
d
WaMu Mortgage Pass-Through Trust ,
2005-AR8, 2A1A, FRN, 0.728%, (1-month USD LIBOR + 0.58%), 7/25/45 ....... 74,425 71,392
2005-AR19, A1A1, FRN, 0.418%, (1-month USD LIBOR + 0.27%), 12/25/45 ...... 122,107 120,081
b,e
Wells Fargo Mortgage Backed Securities Trust , 2018-1 , A3 , 144A , FRN , 3.5% , 7/25/47
55,664 56,350
2,406,818
a a a a a
Thrifts & Mortgage Finance 8.7%
CSAIL Commercial Mortgage Trust , 2015-C1 , A4 , 3.505% , 4/15/50 ..............
430,000 471,514
d
FHLMC Structured Agency Credit Risk Debt Notes ,
2013-DN2, M2, FRN, 4.398%, (1-month USD LIBOR + 4.25%), 11/25/23 ........ 162,912 149,500
2017-DNA1, M2, FRN, 3.398%, (1-month USD LIBOR + 3.25%), 7/25/29 ........ 242,691 249,598
2017-HQA1, M2, FRN, 3.698%, (1-month USD LIBOR + 3.55%), 8/25/29 ........ 214,803 222,061

Franklin Strategic Mortgage Portfolio
Statement of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Thrifts & Mortgage Finance (continued)
d
FHLMC Structured Agency Credit Risk Debt Notes, (continued)
2017-DNA2, M2, FRN, 3.598%, (1-month USD LIBOR + 3.45%), 10/25/29 ....... $ 250,000 $ 258,452
2017-DNA3, M2, FRN, 2.648%, (1-month USD LIBOR + 2.5%), 3/25/30 ......... 250,000 253,381
2017-HQA3, M2, FRN, 2.498%, (1-month USD LIBOR + 2.35%), 4/25/30 ........ 183,881 185,757
2014-DN2, M3, FRN, 3.748%, (1-month USD LIBOR + 3.6%), 4/25/24 .......... 267,323 247,756
2014-DN3, M3, FRN, 4.148%, (1-month USD LIBOR + 4%), 8/25/24 ........... 116,362 119,067
2014-HQ1, M3, FRN, 4.248%, (1-month USD LIBOR + 4.1%), 8/25/24 .......... 121,464 122,818
2014-DN4, M3, FRN, 4.698%, (1-month USD LIBOR + 4.55%), 10/25/24 ........ 230,504 232,578
2014-HQ3, M3, FRN, 4.898%, (1-month USD LIBOR + 4.75%), 10/25/24 ........ 91,961 92,973
2015-DN1, M3, FRN, 4.298%, (1-month USD LIBOR + 4.15%), 1/25/25 ......... 66,067 66,369
2015-HQ1, M3, FRN, 3.948%, (1-month USD LIBOR + 3.8%), 3/25/25 .......... 107,675 108,332
2015-HQ2, M3, FRN, 3.398%, (1-month USD LIBOR + 3.25%), 5/25/25 ......... 250,000 251,099
2016-DNA2, M3, FRN, 4.798%, (1-month USD LIBOR + 4.65%), 10/25/28 ....... 176,016 183,635
2016-HQA2, M3, FRN, 5.298%, (1-month USD LIBOR + 5.15%), 11/25/28 ....... 216,899 224,406
d
FNMA , 2007-1 , NF , FRN , 0.398% , ( 1-month USD LIBOR + 0.25% ), 2/25/37 ........
60,917 60,914
d
FNMA Connecticut Avenue Securities ,
2014-C02, 1M2, FRN, 2.748%, (1-month USD LIBOR + 2.6%), 5/25/24 ......... 114,307 100,529
2014-C03, 1M2, FRN, 3.148%, (1-month USD LIBOR + 3%), 7/25/24 ........... 153,849 135,133
2014-C04, 1M2, FRN, 5.048%, (1-month USD LIBOR + 4.9%), 11/25/24 ......... 173,031 180,158
2015-C01, 1M2, FRN, 4.448%, (1-month USD LIBOR + 4.3%), 2/25/25 ......... 242,379 247,312
2016-C04, 1M2, FRN, 4.398%, (1-month USD LIBOR + 4.25%), 1/25/29 ........ 76,773 79,841
2017-C05, 1M2, FRN, 2.348%, (1-month USD LIBOR + 2.2%), 1/25/30 ......... 184,107 182,312
2017-C06, 1M2, FRN, 2.798%, (1-month USD LIBOR + 2.65%), 2/25/30 ........ 187,845 186,259
2014-C02, 2M2, FRN, 2.748%, (1-month USD LIBOR + 2.6%), 5/25/24 ......... 212,402 209,433
2014-C03, 2M2, FRN, 3.048%, (1-month USD LIBOR + 2.9%), 7/25/24 ......... 104,781 103,318
2015-C01, 2M2, FRN, 4.698%, (1-month USD LIBOR + 4.55%), 2/25/25 ........ 58,322 59,030
2016-C05, 2M2, FRN, 4.598%, (1-month USD LIBOR + 4.45%), 1/25/29 ........ 99,872 103,398
2017-C02, 2M2, FRN, 3.798%, (1-month USD LIBOR + 3.65%), 9/25/29 ........ 189,408 192,197
2013-C01, M2, FRN, 5.398%, (1-month USD LIBOR + 5.25%), 10/25/23 ........ 199,685 195,339
2014-C01, M2, FRN, 4.548%, (1-month USD LIBOR + 4.4%), 1/25/24 .......... 193,605 181,768
b
Virginia Housing Development Authority , 2020-A , A , 144A , 2.85% , 12/25/49 ........
97,882 100,941
5,757,178
a a a a a
Total Commercial Mortgage-Backed Securities (Cost $8,472,102) .................
8,230,888
Mortgage-Backed Securities 77.3%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 10.6%
FHLMC Gold Pools, 30 Year, 4.5%, 4/01/40 ................................ 381,506 429,459
FHLMC Gold Pools, 30 Year, 5%, 10/01/33 - 2/01/39 ......................... 241,054 275,013
FHLMC Gold Pools, 30 Year, 5.5%, 9/01/33 ................................ 24,715 28,435
FHLMC Gold Pools, 30 Year, 6%, 7/01/28 - 11/01/36 ......................... 71,329 82,483
FHLMC Gold Pools, 30 Year, 6.5%, 11/01/27 - 7/01/32 ........................ 38,588 43,215
FHLMC Gold Pools, 30 Year, 7.5%, 1/01/26 - 3/01/32 ........................ 56,658 59,919
FHLMC Gold Pools, 30 Year, 8%, 7/01/24 - 5/01/30 .......................... 81,409 85,685
FHLMC Gold Pools, 30 Year, 9%, 9/01/30 ................................. 8,812 8,936
FHLMC Gold Pools, 30 Year, 9.5%, 8/01/21 ................................ 84 85
FHLMC Pool, 30 Year, 3%, 2/01/50 ...................................... 536,796 571,428
FHLMC Pool, 30 Year, 3%, 5/01/50 ...................................... 1,406,261 1,500,917
FHLMC Pool, 30 Year, 3.5%, 7/01/49 ..................................... 2,265,669 2,430,843
FHLMC Pool, 30 Year, 4%, 5/01/50 ...................................... 176,506 192,321
FHLMC Pool, 30 Year, 4.5%, 10/01/48 .................................... 1,127,036 1,258,221
6,966,960

Franklin Strategic Mortgage Portfolio
Statement of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
g
Federal National Mortgage Association (FNMA) Adjustable Rate 1.0%
FNMA, 1.75% - 4.75%, (6-month USD LIBOR +/- MBS Margin), 1/01/22 - 7/01/38 ... $ 673,739 $ 678,081
678,081
Federal National Mortgage Association (FNMA) Fixed Rate 62.7%
FNMA, 3.5%, 7/01/56 ................................................ 856,341 946,670
FNMA, 15 Year, 2.5%, 3/01/29 ......................................... 504,612 528,109
FNMA, 15 Year, 2.5%, 6/01/35 ......................................... 1,443,083 1,507,914
FNMA, 30 Year, 2.5%, 6/01/50 ......................................... 391,198 410,747
FNMA, 30 Year, 3%, 11/01/48 .......................................... 3,234,532 3,419,769
FNMA, 30 Year, 3%, 9/01/49 ........................................... 493,635 522,989
FNMA, 30 Year, 3%, 9/01/49 ........................................... 517,346 548,595
FNMA, 30 Year, 3.5%, 8/01/49 ......................................... 2,438,321 2,609,903
FNMA, 30 Year, 3.5%, 8/01/49 ......................................... 825,766 882,219
FNMA, 30 Year, 3.5%, 9/01/49 ......................................... 2,364,075 2,523,357
FNMA, 30 Year, 3.5%, 1/01/50 ......................................... 522,299 563,583
FNMA, 30 Year, 3.5%, 2/01/50 ......................................... 507,455 545,172
FNMA, 30 Year, 4%, 11/01/45 .......................................... 3,824,828 4,194,951
FNMA, 30 Year, 4.5%, 11/01/47 ......................................... 1,108,891 1,226,976
FNMA, 30 Year, 5%, 4/01/34 ........................................... 78,694 86,958
FNMA, 30 Year, 5.5%, 9/01/33 - 11/01/35 ................................. 739,417 852,877
FNMA, 30 Year, 6%, 10/01/34 .......................................... 221,288 262,154
FNMA, 30 Year, 6%, 10/01/34 .......................................... 296,789 350,206
FNMA, 30 Year, 6%, 12/01/23 - 8/01/35 ................................... 217,476 245,723
FNMA, 30 Year, 6.5%, 12/01/27 - 8/01/32 ................................. 352,646 399,244
FNMA, 30 Year, 7.5%, 8/01/25 - 5/01/32 .................................. 13,533 15,703
FNMA, 30 Year, 8%, 1/01/25 - 7/01/31 .................................... 20,798 24,476
FNMA, 30 Year, 8.5%, 11/01/28 ......................................... 2,998 3,004
FNMA, 30 Year, 9%, 8/01/24 - 4/01/25 .................................... 712 781
FNMA, 30 Year, 9.5%, 11/01/21 - 4/01/30 ................................. 24,897 25,535
FNMA, 30 Year, 10%, 4/01/21 .......................................... 295 296
h
FNMA, Single-family, 15 Year, 1.5%, 11/25/35 .............................. 766,000 783,051
h
FNMA, Single-family, 15 Year, 2%, 10/25/35 ............................... 2,200,000 2,286,110
h
FNMA, Single-family, 15 Year, 2%, 11/25/35 ............................... 754,000 783,213
h
FNMA, Single-family, 15 Year, 2.5%, 10/25/35 .............................. 1,500,000 1,566,211
h
FNMA, Single-family, 30 Year, 2%, 10/25/50 ............................... 2,330,000 2,408,820
h
FNMA, Single-family, 30 Year, 2%, 11/25/50 ............................... 706,000 728,138
h
FNMA, Single-family, 30 Year, 2.5%, 10/25/50 .............................. 6,101,000 6,399,377
h
FNMA, Single-family, 30 Year, 2.5%, 11/25/50 .............................. 691,000 723,303
h
FNMA, Single-family, 30 Year, 3%, 10/25/50 ............................... 2,768,000 2,899,804
41,275,938
Government National Mortgage Association (GNMA) Fixed Rate 3.0%
GNMA I, 30 Year, 7%, 11/15/29 ......................................... 2,076 2,466
GNMA I, 30 Year, 8%, 11/15/25 - 12/15/26 ................................. 8,271 9,102
GNMA I, Single-family, 30 Year, 6.5%, 1/15/24 - 9/15/32 ...................... 64,582 71,456
GNMA I, Single-family, 30 Year, 7%, 6/15/23 - 2/15/32 ........................ 14,739 15,210
GNMA I, Single-family, 30 Year, 7.5%, 10/15/23 - 10/15/29 ..................... 20,098 21,199
GNMA I, Single-family, 30 Year, 8%, 1/15/22 - 9/15/27 ........................ 5,635 5,776
GNMA I, Single-family, 30 Year, 8.25%, 3/15/21 ............................. 723 724
GNMA I, Single-family, 30 Year, 8.5%, 7/15/24 .............................. 56 56
h
GNMA II, Single-family, 30 Year, 2%, 11/15/50 .............................. 698,000 723,684
h
GNMA II, Single-family, 30 Year, 2.5%, 11/15/50 ............................ 691,000 724,281
h
GNMA II, Single-family, 30 Year, 3%, 10/15/50 .............................. 200,000 209,422
GNMA II, Single-family, 30 Year, 6.5%, 1/20/26 - 1/20/33 ...................... 101,215 117,455
GNMA II, Single-family, 30 Year, 7.5%, 11/20/22 - 7/20/32 ..................... 57,419 67,398
GNMA II, Single-family, 30 Year, 8%, 8/20/26 ............................... 52 60

Franklin Strategic Mortgage Portfolio
Statement of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II, Single-family, 30 Year, 9%, 12/20/21 - 3/20/25 ...................... $ 289 $ 296
1,968,585
Total Mortgage-Backed Securities (Cost $49,871,725) ............................
50,889,564
Total Long Term Investments (Cost $62,296,070) ................................
63,286,332
a
a a a a
Short Term Investments 34.7%
Shares
a
Money Market Funds 3.9%
i,j
Institutional Fiduciary Trust - Money Market Portfolio, 0% ...................... 2,589,379 2,589,379
Total Money Market Funds (Cost $2,589,379) ...................................
2,589,379
Principal
Amount
a a a a
U.S. Government and Agency Securities 30.8%
k
U.S. Treasury Bills ,
10/08/20 ........................................................ 4,500,000 4,499,952
10/15/20 ........................................................ 4,500,000 4,499,873
11/19/20 ........................................................ 6,230,000 6,229,322
12/10/20 ........................................................ 3,300,000 3,299,422
12/24/20 ........................................................ 1,700,000 1,699,603
20,228,172
Total U.S. Government and Agency Securities (Cost $20,228,058) .................
20,228,172
Total Short Term Investments (Cost $2 2,817,437 ) ................................
22,817,551
a
Total Investments (Cost $85,113,507) 130.9% ...................................
$86,103,883
Other Assets, less Liabilities (30.9)% ..........................................
(20,293,734)
Net Assets 100.0% ...........................................................
$65,810,149
†
Rounds to less than 0.1% of net assets.
a
Perpetual security with no stated maturity date.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2020, the aggregate value of these securities was $5,357,441, representing 8.1% of net assets.
c
The coupon rate shown represents the rate at period end.
d
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
e
Adjustable rate security with an interest rate that is not based on a published reference index and spread.  The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
f
See Note 7 regarding defaulted securities.
g
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
h
Security purchased on a to-be-announced (TBA) basis. See Note 1(b).
i
See Note 3(f) regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.
k
The security was issued on a discount basis with no stated coupon rate.

Franklin Strategic Mortgage Portfolio
Statement of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

At September 30, 2020, the Fund had the following futures contracts outstanding. See Note 1(c).
See Abbreviations on page 33 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Short 9 $ 1,255,781 12/21/20 $ (3,548)
U.S. Treasury 10 Year Ultra Notes ................ Long 5 799,609 12/21/20 2,689
U.S. Treasury 2 Year Notes ..................... Long 5 1,104,805 12/31/20 645
U.S. Treasury 5 Year Notes ..................... Long 6 756,188 12/31/20 1,492
U.S. Treasury Long Bonds ..................... Short 2 352,562 12/21/20 (636)
U.S. Treasury Ultra Bonds ...................... Short 2 443,625 12/21/20 (6,065)
Total Futures Contracts ...................................................................... $(5,423)
*
As of year end.

Franklin Strategic Mortgage Portfolio
Financial Statements
Statement of Assets and Liabilities
September 30, 2020
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Strategic
Mortgage
Portfolio
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $82,524,128
Cost - Non-controlled affiliates (Not e 3f) ........................................................ 2,589,379
Value - Unaffiliated issuers .................................................................. $83,514,504
Value - Non-controlled affiliates (Not e 3f) ........................................................ 2,589,379
Cash .................................................................................... 34
Receivables:
Investment securities sold ................................................................... 4,464,875
Capital shares sold ........................................................................ 89,824
Interest ................................................................................. 110,205
Deposits with brokers for:
Futures contracts ........................................................................ 31,160
Variation margin on futures contracts ........................................................... 5,483
Other assets .............................................................................. 757
Total assets .......................................................................... 90,806,221
Liabilities:
Payables:
Investment securities purchased .............................................................. 24,728,540
Capital shares redeemed ................................................................... 168,240
Management fees ......................................................................... 20,103
Distribution fees .......................................................................... 6,521
Transfer agent fees ........................................................................ 10,352
Distributions to shareholders ................................................................. 4,704
Accrued expenses and other liabilities ........................................................... 57,612
Total liabilities ......................................................................... 24,996,072
Net assets, at value ................................................................. $65,810,149
Net assets consist of:
Paid-in capital ............................................................................. $68,238,671
Total distributable earnings (losses) ............................................................. (2,428,522)
Net assets, at value ................................................................. $65,810,149

Franklin Strategic Mortgage Portfolio
Financial Statements
Statement of Assets and Liabilities
(continued)
September 30, 2020
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Strategic
Mortgage
Portfolio
Class A:
Net assets, at value ....................................................................... $24,152,834
Shares outstanding ........................................................................ 2,595,218
Net asset value per share
a
.................................................................. $9.31
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $9.67
Class A1:
Net assets, at value ....................................................................... $27,530,340
Shares outstanding ........................................................................ 2,956,496
Net asset value per share
a
.................................................................. $9.31
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $9.67
Class C:
Net assets, at value ....................................................................... $3,959,505
Shares outstanding ........................................................................ 425,421
Net asset value and maximum offering price per share
a
............................................. $9.31
Class R6:
Net assets, at value ....................................................................... $558,662
Shares outstanding ........................................................................ 60,117
Net asset value and maximum offering price per share ............................................. $9.29
Advisor Class:
Net assets, at value ....................................................................... $9,608,808
Shares outstanding ........................................................................ 1,033,237
Net asset value and maximum offering price per share ............................................. $9.30
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Strategic Mortgage Portfolio
Financial Statements
Statement of Operations
for the year ended September 30, 2020
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Strategic
Mortgage
Portfolio
Investment income:
Dividends:
Non-controlled affiliates (Not e 3f) ............................................................. $14,277
Interest:
Unaffiliated issuers:
Paydown gain (loss) ..................................................................... (386,959)
Paid in cash
a
........................................................................... 2,384,620
Total investment income ................................................................... 2,011,938
Expenses:
Management fees (Note 3 a ) ................................................................... 251,151
Distribution fees: (Note 3c )
    Class A ................................................................................ 50,484
    Class C ................................................................................ 25,509
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 35,102
    Class A1 ............................................................................... 48,658
    Class C ................................................................................ 6,810
    Class R6 ............................................................................... 941
    Advisor Class ............................................................................ 17,552
Custodian fees (Note 4 ) ...................................................................... 384
Reports to shareholders ...................................................................... 26,183
Registration and filing fees .................................................................... 96,919
Professional fees ........................................................................... 115,281
Trustees' fees and expenses .................................................................. 883
Pricing fees ............................................................................... 39,013
Other .................................................................................... 20,495
Total expenses ......................................................................... 735,365
Expense reductions (Note 4 ) ............................................................... (163)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (188,992)
Net expenses ......................................................................... 546,210
Net investment income ................................................................ 1,465,728
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 502,652
Futures contracts ......................................................................... 126,329
Net realized gain (loss) .................................................................. 628,981
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (188,451)
Futures contracts ......................................................................... 1,970
Net change in unrealized appreciation (depreciation) ............................................ (186,481)
Net realized and unrealized gain (loss) ............................................................ 442,500
Net increase (decrease) in net assets resulting from operations .......................................... $1,908,228
a
Includes amortization of premium and accretion of discount.

Franklin Strategic Mortgage Portfolio
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Strategic Mortgage Portfolio
Year Ended
September 30, 2020
Year Ended
September 30, 2019
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $1,465,728 $1,871,445
Net realized gain (loss) ................................................. 628,981 590,713
Net change in unrealized appreciation (depreciation) ........................... (186,481) 1,757,975
Net increase (decrease) in net assets resulting from operations ................ 1,908,228 4,220,133
Distributions to shareholders:
Class A ............................................................. (467,449) (566,480)
Class A1 ............................................................ (733,773) (1,093,394)
Class C ............................................................. (76,504) (114,658)
Class R6 ............................................................ (14,155) (15,777)
Advisor Class ........................................................ (264,418) (321,953)
Total distributions to shareholders .......................................... (1,556,299) (2,112,262)
Capital share transactions: (Note 2 )
Class A ............................................................. 5,713,303 1,414,591
Class A1 ............................................................ (1,919,968) (4,557,614)
Class C ............................................................. 91,588 (798,773)
Class R6 ............................................................ 167,731 (64,182)
Advisor Class ........................................................ (1,326,727) 4,005,201
Total capital share transactions ............................................ 2,725,927 (777)
Net increase (decrease) in net assets ................................... 3,077,856 2,107,094
Net assets:
Beginning of year ....................................................... 62,732,293 60,625,199
End of year ........................................................... $65,810,149 $62,732,293

Franklin Strategic Mortgage Portfolio

franklintempleton.com
Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Franklin Strategic Mortgage Portfolio (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting of
one fund, Franklin Strategic Mortgage Portfolio (Fund) and
applies the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP). The Fund offers five classes of shares: Class A,
Class A1, Class C, Class R6 and Advisor Class. Class C
shares automatically convert to Class A shares after they
have been held for 10 years. Each class of shares may
differ by its initial sales load, contingent deferred sales
charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Fund's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value. Derivative financial instruments listed on an exchange are valued at the official closing price of the day.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Securities Purchased on a TBA Basis
The Fund purchases securities on a to-be-announced (TBA)
basis, with payment and delivery scheduled for a future date.
These transactions are subject to market fluctuations and
are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Sufficient assets have been segregated for these securities.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in

Franklin Strategic Mortgage Portfolio
Notes to Financial Statements

franklintempleton.com
Annual Report
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of
Assets and Liabilities.
See Note 9 regarding other derivative information.
d. Mortgage Dollar Rolls
The Fund enters into mortgage dollar rolls, typically on a
TBA basis. Mortgage dollar rolls are agreements between
the Fund and a financial institution where the Fund sells
(or buys) mortgage-backed securities for delivery on a
specified date and simultaneously contracts to repurchase
(or sell) substantially similar (same type, coupon, and
maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale
price is recorded as an unrealized gain or loss to the Fund
upon entering into the mortgage dollar roll. In addition, the
Fund may invest the cash proceeds that are received from
the initial sale. During the period between the sale and
repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in
mortgage dollar rolls are accounted for as purchases and
sales and may result in an increase to the Fund's portfolio
turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
e. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of September 30, 2020, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded separately on the Statement of Operations.
Dividend income is recorded on the ex-dividend date.
Dividends from net investment income are normally declared
daily; these dividends may be reinvested or paid monthly to
shareholders. Distributions from realized capital gains and
other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according
to income tax regulations (tax basis) and may differ from
earnings recorded in accordance with U.S. GAAP. These
differences may be permanent or temporary. Permanent
differences are reclassified among capital accounts to
reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in
subsequent periods.
Net investment income, excluding class specific expenses,
is allocated daily to each class of shares based upon the
relative value of the settled shares of each class. Realized and unrealized gains and losses are allocated daily to each
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Strategic Mortgage Portfolio
Notes to Financial Statements

franklintempleton.com
Annual Report
class of shares based upon the relative proportion of net
assets of each class. Differences in per share distributions by class are generally due to differences in class specific
expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At September 30, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
Year Ended September 30,
2020 2019
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 1,217,338 $11,282,025 589,470 $5,341,820
Shares issued in reinvestment of distributions .......... 48,077 445,344 58,246 529,369
Shares redeemed ............................... (650,222) (6,014,066) (492,653) (4,456,598)
Net increase (decrease) .......................... 615,193 $5,713,303 155,063 $1,414,591
Class A1 Shares:
Shares sold ................................... 227,011 $2,109,187 74,450 $676,501
Shares issued in reinvestment of distributions .......... 74,833 693,377 113,202 1,028,209
Shares redeemed ............................... (510,027) (4,722,532) (692,676) (6,262,324)
Net increase (decrease) .......................... (208,183) $(1,919,968) (505,024) $(4,557,614)
Class C Shares:
Shares sold ................................... 178,031 $1,646,733 86,691 $788,921
Shares issued in reinvestment of distributions .......... 7,919 73,342 11,907 108,113
Shares redeemed
a
.............................. (176,057) (1,628,487) (188,273) (1,695,807)
Net increase (decrease) .......................... 9,893 $91,588 (89,675) $(798,773)
Class R6 Shares:
Shares sold ................................... 54,969 $504,354 8,136 $73,528
Shares issued in reinvestment of distributions .......... 1,529 14,153 1,645 14,920
Shares redeemed ............................... (37,825) (350,776) (16,801) (152,630)
Net increase (decrease) .......................... 18,673 $167,731 (7,020) $(64,182)
1. Organization and Significant Accounting Policies
(continued)
f. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Strategic Mortgage Portfolio
Notes to Financial Statements

franklintempleton.com
Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class A and Class C shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Year Ended September 30,
2020 2019
Shares Amount Shares Amount
Advisor Class Shares:
Shares sold ................................... 494,956 $4,579,523 660,524 $5,970,032
Shares issued in reinvestment of distributions .......... 27,704 256,284 35,333 321,562
Shares redeemed ............................... (669,850) (6,162,534) (251,980) (2,286,393)
Net increase (decrease) .......................... (147,190) $(1,326,727) 443,877 $4,005,201
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.400% First $250 million
0.380% Over $250 million, up to and including $500 million
0.360% In excess of $500 million
2. Shares of Beneficial Interest
(continued)

Franklin Strategic Mortgage Portfolio
Notes to Financial Statements

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Annual Report
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended September 30, 2020, the Fund paid transfer agent fees of $109,063, of which $56,443 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended September 30, 2020, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Advisers and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses, and certain non-routine expenses or costs, including those relating to litigation,
Class  A ................................................................................... 0.25%
Class  C ................................................................................... 0.65%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $1,970
CDSC retained .............................................................................. $374
a
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a a a a a a a a a
Franklin Strategic Mortgage Portfolio
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $3,132,672 $16,275,331 $(16,818,624) $ — $ — $ 2,589,379 2,589,379 $ 14,2 77
Total Affiliated Securities .... $3,132,672 $16,275,331 $(16,818,624) $— $— $2,589,379 $14,277
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin Strategic Mortgage Portfolio
Notes to Financial Statements

franklintempleton.com
Annual Report
indemnification, reorganizations, and liquidations) for Class A, Class A1, Class C, and Advisor Class of the Fund do not exceed
0.75%, and for Class R6 do not exceed 0.62%, based on the average net assets of each class until January 31, 2021. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Prior to February 1, 2020, expenses (excluding certain fees and expenses as previously disclosed) for Class R6 were limited to 0.61% based on the average net assets of the class.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended September 30, 2020, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At September 30, 2020, the capital loss carryforwards were as follows:
During the year ended September 30, 2020 the Fund utilized $571,040 of capital loss carryforwards.
The tax character of distributions paid during the years ended September 30, 2020 and 2019, was as follows:
At September 30, 2020, the cost of investments, net unrealized appreciation (depreciation), and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of amortization and paydowns.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $2,301,829
Long term ................................................................................ 1,063,922
Total capital loss carryforwards ............................................................... $3,365,751
2020 2019
Distributions paid from:
Ordinary income .......................................................... $1,556,299 $2,112,262
Cost of investments .......................................................................... $85,156,939
Unrealized appreciation ........................................................................ $1,433,819
Unrealized depreciation ........................................................................ (486,875)
Net unrealized appreciation (depreciation) .......................................................... $946,944
3. Transactions with Affiliates
(continued)
g. Waiver and Expense Reimbursements
(continued)

Franklin Strategic Mortgage Portfolio
Notes to Financial Statements

franklintempleton.com
Annual Report
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended September 30, 2020, aggregated
$170,211,401 and $169,828,635, respectively.
7. Defaulted Securities
The Fund held a defaulted security and/or other securities for which the income has been deemed uncollectible. At September
30, 2020, the value of this security represents less than 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The security has been identified in the accompanying Statement of Investments.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
9. Other Derivative Information
At September 30, 2020, the Fund's investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the year ended September 30, 2020, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended September 30, 2020, the average month end notional amount of futures contracts represented $5,763,298.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Strategic Mortgage Portfolio
Interest rate contracts .......
Variation margin on futures
contracts
$ 4,826
a
Variation margin on futures
contracts
$ 10,249
a
Total .................... $4,826 $10,249
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/
payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts .......
Futures contracts $126,329 Futures contracts $1,970
Total .................... $126,329 $1,970

Franklin Strategic Mortgage Portfolio
Notes to Financial Statements

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Annual Report
See Note 1(c) regarding derivative financial instruments.
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 5, 2021. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended September 30, 2020, the Fund did not use the Global Credit Facility.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2020, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Strategic Mortgage Portfolio
Assets:
Investments in Securities:
Corporate Bonds ........................ $ — $ 114,634 $ — $ 114,634
U.S. Government and Agency Securities ....... — 558,018 — 558,018
Asset-Backed Securities .................. — 3,493,228 — 3,493,228
Commercial Mortgage-Backed Securities ...... — 8,230,888 — 8,230,888
Mortgage-Backed Securities ................ — 50,889,564 — 50,889,564
Short Term Investments ................... 22,817,551 — — 22,817,551
Total Investments in Securities ........... $22,817,551 $63,286,332 $— $86,103,883
Other Financial Instruments:
Futures contracts ........................ $ 4,826 $ — $ — $ 4,826
Total Other Financial Instruments ......... $4,826 $— $— $4,826
9. Other Derivative Information
(continued)

Franklin Strategic Mortgage Portfolio
Notes to Financial Statements

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Annual Report
12. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Strategic Mortgage Portfolio (continued)
Liabilities:
Other Financial Instruments:
Futures contracts ........................ 10,249 — — 10,249
Total Other Financial Instruments ......... $10,249 $— $— $10,249
Selected Portfolio
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
FRN Floating Rate Note
GNMA Government National Mortgage Association
LIBOR London Inter-Bank Offered Rate
Currency
USD
United States Dollar
11. Fair Value Measurements
(continued)

Franklin Strategic Mortgage Portfolio
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees and Shareholders of Franklin Strategic Mortgage Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Franklin
Strategic Mortgage Portfolio (the "Fund") as of September 30, 2020, the related statement of operations for the year ended
September 30, 2020, the statement of changes in net assets for each of the two years in the period ended September 30,
2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2020 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2020 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
November 18, 2020
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Strategic Mortgage Portfolio
Tax Information (unaudited)

franklintempleton.com
Annual Report
Under Section 871(k)(1)(C) of the Internal Revenue Code, the Fund hereby reports the maximum amount allowable but no less than $1,537,304 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Internal
Revenue Code for the fiscal year ended September 30, 2020.

Franklin Strategic Mortgage Portfolio
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Fund, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1992 126 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 107 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation (2018–
present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and Internal
Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 126 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-May 2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Strategic Mortgage Portfolio

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 2003
and Lead Independent
Trustee since 2019
126 Hess Corporation (exploration
of oil and gas) (1993-present),
Canadian National Railway
(railroad) (2001-present), White
Mountains Insurance Group, Ltd.
(holding company) (2004-present),
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-present); Santander
Holdings USA. (holding company)
(2019-present); and formerly ,
RTI International Metals, Inc.
(manufacture and distribution of
titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 126 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company
(aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and
member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for
the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 126 Graham Holdings Company
(education and media organization)
(2011-present); and formerly ,
The Southern Company (energy
company) (2014-May 2020;
previously 2010-2012), Cbeyond,
Inc. (business communications
provider) (2010-2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-September 2020); Executive Vice President - Government
Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government
Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor,
University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Strategic Mortgage Portfolio

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Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2007 137 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of the
Board and Trustee
Since 2013 126 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.
Breda M. Beckerle (1958) Chief Compliance
Officer
Since October 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Sonal Desai, Ph.D. (1963) President
and Chief
Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of
17 of the investment companies in Franklin Templeton.
Gaston Gardey (1967) Treasurer, Chief
Financial
Officer and Chief
Accounting
Officer
Since 2009 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 24 of the investment companies in Franklin Templeton.

Franklin Strategic Mortgage Portfolio

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Steven J. Gray (1955) Vice President
and Co-Secretary
Vice President since
2009 and Co-Secretary
since 2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Matthew T. Hinkle (1971) Chief Executive
Officer – Finance
and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Robert Lim (1948) Vice President –
AML Compliance
Since 2016 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton
Investor Services, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 41 of the investment companies in Franklin Templeton.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 41 of the investment companies in Franklin Templeton.
Lori A. Weber (1964) Vice President
and Co-Secretary
Vice President since
2011 and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Franklin Strategic Mortgage Portfolio

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007-May 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

Franklin Strategic Mortgage Portfolio
Shareholder Information

franklintempleton.com
Annual Report
Liquidity Risk Management Program
Each of the Funds has adopted and implemented a written
Liquidity Risk Management Program (the “LRMP”) as
required by Rule 22e-4 under the Investment Company
Act of 1940 (the “Liquidity Rule”). The LRMP is designed
to assess and manage each Fund’s liquidity risk, which is
defined as the risk that the Fund could not meet requests
to redeem shares issued by the Fund without significant
dilution of remaining investors’ interests in the Fund. In
accordance with the Liquidity Rule, the LRMP includes
policies and procedures that provide for: (1) assessment,
management, and review (no less frequently than annually)
of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly
Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3)
for Funds that do not primarily hold assets that are Highly
Liquid, establishing and maintaining a minimum percentage
of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4)
prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net
assets in Illiquid assets. The LRMP also requires reporting
to the SEC (on a non-public basis) and to the Board if the
Fund’s holdings of Illiquid assets exceed 15% of the Fund’s
net assets. Funds with HLIMs must have procedures for
addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the Securities and
Exchange Commission (“SEC”) (on a non-public basis).
The Funds’ Board of Trustees approved the appointment
of the Director of Liquidity Risk within the Investment Risk
Management Group (the “IRMG”) as the Administrator
of the LRMP. The IRMG maintains the Investment
Liquidity Committee (the “ILC”) to provide oversight and
administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC
includes representatives from Franklin Templeton’s Risk,
Trading, Global Compliance, Investment Compliance,
Investment Operations, Valuation Committee and Product
Management groups.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
The Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2020, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness
of the program during the period December 1, 2018 to
December 31, 2019. The Program Administrator report
concluded that (i.) the LRMP, as adopted and implemented,
remains reasonably designed to assess and manage each
Fund’s liquidity risk; (ii.) the LRMP, including the Highly
Liquid Investment Minimum (“HLIM”) where applicable, was
implemented and operated effectively to achieve the goal
of assessing and managing each Fund’s liquidity risk; and
(iii.) each Fund was able to meet requests for redemption
without significant dilution of remaining investors’ interests in the Fund. At the same time, the Program Administrator also
presented the Fund Board of Trustees an update on liquidity
during the first quarter of 2020 in relation to the COVID-19 pandemic.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s

Franklin Strategic Mortgage Portfolio
Shareholder Information

franklintempleton.com
Annual Report
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Fund files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive the Fund’s financial reports every six
months as well as an annual updated summary prospectus
(prospectus available upon request). To reduce Fund
expenses, we try to identify related shareholders in
a household and send only one copy of the financial
reports and summary prospectus. This process, called
“householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents
householded, please call us at (800) 632-2301. At any time
you may view current prospectuses/summary prospectuses
and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

357 A 11/20
© 2020 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Strategic Mortgage Portfolio
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Templeton Distributors, Inc.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $44,567 for the fiscal year ended September 30, 2020 and $54,650 for the fiscal year ended September 30, 2019.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended September 30, 2020 and $20,000 for the fiscal year ended September 30, 2019.  The services for which these fees were paid included professional fees in connection with tax treatment of equipment lease transactions and professional fees in connection with an Indonesia withholding tax refund claim.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended September 30, 2020 and $25 for the fiscal year ended September 30, 2019. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $83,035 for the fiscal year ended September 30, 2020 and $114,908 for the fiscal year ended September 30, 2019.  The services for which these fees were paid included valuation services related to fair value engagement, the issuance of an Auditor’s Certificate for South Korean regulatory shareholders disclosures, benchmarking services in connection with the ICI TA Survey and assets under management certification and professional fees in connection with determining the feasibility of a U.S. direct lending structure.
(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $83,035 for the fiscal year ended September 30, 2020 and $134,933 for the fiscal year ended September 30, 2019.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee

of Listed Registrants.                   N/A

Item 6. Schedule of Investments.                                  N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                    N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                              N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.             N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures
. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.
(b) Changes in Internal Controls
.
During the period covered by this report, a third-party service provider commenced performing certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                            N/A

Item 13. Exhibits.

(a) (1) Code of Ethics

Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of
Matthew T. Hinkle
, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

Section 302

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of
Matthew T. Hinkle
, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

Section 906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

By __S\MATTHEW T. HINKLE______

Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  November 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By __S\MATTHEW T. HINKLE_____

Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  November 25, 2020

By __S\GASTON GARDEY ________
      Gaston Gardey
      Chief Financial Officer
and
Chief Accounting Officer
Date  November 25, 2020